Accounting policies - Offsetting of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	€ 219,302	€ 215,854	€ 186,169
Gross amount of financial liabilities offset in the balance sheet	(77,053)	(60,944)	(46,540)
Net amount of financial assets presented in the balance sheet	142,249	154,910	139,629
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	210,238	205,927	186,414
Gross amount of financial assets offset in the balance sheet	(77,053)	(60,944)	(46,540)
Net amount of financial liabilities presented in the balance sheet	133,185	144,983	139,874
Gross amount of other items offset in the balance sheet	1,194	1,366	1,445
Assets subject to netting and collateral arrangements on balance sheet	130,653	141,201	128,637
Liabilities subject to netting and collateral arrangements on balance sheet	122,416	134,694	130,969
Derivatives
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	136,437	126,389	107,055
Gross amount of financial liabilities offset in the balance sheet	(60,975)	(55,776)	(42,509)
Net amount of financial assets presented in the balance sheet	75,462	70,613	64,546
Reverse repurchase agreements
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	82,865	89,465	79,114
Gross amount of financial liabilities offset in the balance sheet	(16,078)	(5,168)	(4,031)
Net amount of financial assets presented in the balance sheet	66,787	84,297	75,083
Derivatives
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	132,313	124,840	104,213
Gross amount of financial assets offset in the balance sheet	(60,975)	(55,776)	(42,509)
Net amount of financial liabilities presented in the balance sheet	71,338	69,064	61,704
Repurchase agreements
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	77,925	81,087	82,201
Gross amount of financial assets offset in the balance sheet	(16,078)	(5,168)	(4,031)
Net amount of financial liabilities presented in the balance sheet	€ 61,847	€ 75,919	€ 78,170